Segment Information - Additional Information (Details) - SEGMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Number of operating segment	1	1	1
Segment Reporting, Expense Information Used by CODM, Description	The determination of a single reportable business segment is consistent with the consolidated financial information regularly provided to the Company’s CODM. All of the Company’s long-term assets and operations are located in the United States, and the measure of segment assets is reported on the condensed consolidated balance sheets as total assets.	The determination of a single reportable business segment is consistent with the consolidated financial information regularly provided to the Company’s CODM. All of the Company’s long-term assets and operations are located in the United States.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]
Segment Reporting, Expense Information Used by CODM, Type [Extensible Enumeration]	Net Income (Loss) Attributable to Parent	Net Income (Loss) Attributable to Parent